Schedule of Accounts Receivable Related Party and Allowance for Credit Loss (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Related Party Transaction [Line Items]
Allowance for expected credit losses			$ (4,628)			$ (6,170)		$ (6,170)	$ (6,170)
Total			2,200,000					2,800,000
Beginning balance	$ 4,628	$ 6,170	4,628	$ 6,170	$ 6,170	6,170
Ending balance			4,628	6,170	6,170	6,170
Related Party [Member]
Related Party Transaction [Line Items]
Accounts receivable related party	636,612		720,857				$ 837,648	961,143	971,780
Allowance for expected credit losses	(636,612)		(720,857)			(990,941)	(837,648)	(961,143)	(971,780)
Total
Beginning balance	720,857	961,143	728,835	971,780	990,941	970,573
Exchange rate effect	(84,245)	(123,495)	(7,978)	(10,637)	(19,161)	20,368
Ending balance	$ 636,612	$ 837,648	$ 720,857	$ 961,143	$ 971,780	$ 990,941